Employee Benefit Plans (Other Postretirement Plan Assets by Asset Category) (Details) (Other Postretirement Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	$ 229	[1]	$ 205	[2]
Short-term Investments [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	14		9
Corporate [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	65		53
RMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	46		48
U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	24		28
Foreign Government [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	1		2
CMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	24		18
Other fixed income [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	5		4
Large cap [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	50		43
Level 1 [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value		[1]		[2]
Level 1 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | Foreign Government [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 1 [Member] | Large cap [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 2 [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	229	[1]	205	[2]
Level 2 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	14		9
Level 2 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	65		53
Level 2 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	46		48
Level 2 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	24		28
Level 2 [Member] | Foreign Government [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	1		2
Level 2 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	24		18
Level 2 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	5		4
Level 2 [Member] | Large cap [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value	50		43
Level 3 [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value		[1]		[2]
Level 3 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | Foreign Government [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value
Level 3 [Member] | Large cap [Member]
Fair values of the company's pension plan assets
Total other postretirement plan assets at fair value

[1]	Excludes approximately $10 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.
[2]	Excludes approximately $3 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.